Schedule of allotted called up and fully paid (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Ordinary shares	$ 1,043	$ 533	$ 308	$ 256
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares		$ 533,298	$ 307,815	$ 255,819
Number allotted		4,439,733	25,651,140	21,318,118
Par value per share		$ 0.12	$ 0.12	$ 0.12